Note 2 - Basis of Presentation, Principles of Consolidation, Significant Accounting Policies and Liquidity - Schedule of Fair Value Measurements, Recurring and Nonrecurring (Details) - USD ($)
$ in Thousands
	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability Long Term [Member]
Balance	$ 2	$ 77	$ 1,412	$ 8,192
Change in fair value - net	(1)	(76)	(1,335)	(6,728)
Balance	1	1	77	1,412
Fair Value, Recurring [Member] | Warrant Liability [Member]
Fair value of warrant liability	1	1	77	1,412
Fair Value, Recurring [Member] | Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of warrant liability	0	0	0	0
Fair Value, Recurring [Member] | Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of warrant liability	0	0	0	0
Fair Value, Recurring [Member] | Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of warrant liability	$ 1	$ 1	$ 77	$ 1,412